INVESTMENTS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	$ 67,460,000	$ 96,857,000
Gross unrealized gains	0	0
Gross unrealized loss	(27,000)	(219,000)
Fair value	67,433,000	96,638,000
Continuous unrealized losses for 12 moths or greater	0
Bank deposits
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	44,856,000	25,354,000
Gross unrealized gains	0	0
Gross unrealized loss	0	0
Fair value	44,856,000	25,354,000
Agency bonds
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	5,742,000	36,202,000
Gross unrealized gains	0	0
Gross unrealized loss	(16,000)	(217,000)
Fair value	5,726,000	35,985,000
Municipal bonds
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis		510,000
Gross unrealized gains		0
Gross unrealized loss		(2,000)
Fair value		508,000
Commercial paper
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis		28,827,000
Gross unrealized gains		0
Gross unrealized loss		0
Fair value		28,827,000
Treasury bills
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	16,862,000	5,964,000
Gross unrealized gains	0	0
Gross unrealized loss	(11,000)	0
Fair value	16,851,000	5,964,000
Total held-to-maturity marketable securities
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost basis	22,604,000	71,503,000
Gross unrealized gains	0	0
Gross unrealized loss	(27,000)	(219,000)
Fair value	$ 22,577,000	$ 71,284,000